U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

1.      Name and address of issuer
                  Neuberger & Berman Income Funds
                  605 Third Avenue, 2d Floor
                  New York, NY 10158-0006

2.      Name of each series or class of funds for which this notice is filed:
                  Neuberger & Berman Cash Reserves
                  Neuberger & Berman Government Money Fund
                  Neuberger & Berman Limited Maturity Bond Fund
                  Neuberger & Berman Municipal Money Fund
                  Neuberger & Berman Municipal Securities Trust
                  Neuberger & Berman New York Insured Intermediate Fund Neuberger & Berman Ultra Short Bond Fund
                  Neuberger & Berman Government Income Fund

3.      Investment Company Act File Number:  811-3802

        Securities Act File Number:  2-85229

4.      Last day of fiscal year for which this notice is filed: October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                  NA                                                        [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                  NA

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                  None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                  None

9. Number and aggregate sale price of securities sold during the fiscal year:

                  1,843,457,567                      $1,949,740,701

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                  1,843,457,567                      $1,949,740,701

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                  41,834,545                         $60,055,400

12.     Calculation of registration fee:


        (i)    Aggregate  sale  price  of  securities   sold
               during the fiscal  year in  reliance  on rule
               24f-2 (from Item 10):

                                                                  $1,949,740,701
                                                                  --------------

        (ii)   Aggregate   price   of   shares   issued   in
               connection with dividend  reinvestment  plans
               (from Item 11, if applicable):

                                                                   +60,055,400
                                                                  --------------

        (iii)  Aggregate   price  of  shares   redeemed   or
               repurchased   during  the  fiscal   year  (if
               applicable):

                                                                  -1,999,445,228
                                                                  --------------

        (iv)   Aggregate   price  of  shares   redeemed   or
               repurchased  and  previously   applied  as  a
               reduction  to filing  fees  pursuant  to rule
               24e-2 (if applicable)

                                                                  +  0
                                                                  --------------

        (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                                  $10,350,873
                                                                  --------------

        (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                                  X  1/3300
                                                                 ===============

        (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:

                                                                 $3,136.63
                                                                ================

Instruction:   Issuers should complete lines (ii), (iii),  (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             [X]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: December 26, 1996


                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature And Title)*              /s/ Michael J. Weiner
                                       ---------------------------------
                                       Michael J. Weiner, Vice President


Date:        December 27, 1996

*Please print the name and title of the signing officer below the signature